Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [Line Items]
Carrying amount of investments accounted for using the equity method	$ 2,473	$ 2,448	$ 2,575
Profit/(loss) from equity accounted investments, related impairments and expenses	147	272	(2,104)
Dividends received from equity accounted investments	693
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Current assets	1,099	995
Non-current assets	4,385	4,273
Current liabilities	(532)	(530)
Non-current liabilities	(1,064)	(993)
Net assets/(liabilities) - 100%	3,888	3,745
Net assets/(liabilities) - Group share	1,312	1,264
Adjustments to net assets related to accounting policy adjustments	1	1
Carrying amount of investments accounted for using the equity method	1,313	1,265
Revenue - 100%	4,262	3,317	2,639
Profit/(loss) from Continuing operations - 100%	1,613	1,010	606
Share of operating profit/(loss) of equity accounted investments	544	341	203
Profit/(loss) from equity accounted investments, related impairments and expenses	544	341	203
Comprehensive income - 100%	1,613	1,010	606
Share of comprehensive income/(loss) - Group share in equity accounted investments	544	341	203
Dividends received from equity accounted investments	496	425	233
Carbones del Cerrejon LLC [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Current assets	1,187	782
Non-current assets	2,485	2,540
Current liabilities	(585)	(364)
Non-current liabilities	(663)	(621)
Net assets/(liabilities) - 100%	2,424	2,337
Net assets/(liabilities) - Group share	808	779
Adjustments to net assets related to accounting policy adjustments	75	80
Carrying amount of investments accounted for using the equity method	883	859
Revenue - 100%	2,453	2,247	1,575
Profit/(loss) from Continuing operations - 100%	576	388	(73)
Share of operating profit/(loss) of equity accounted investments	192	129	(24)
Profit/(loss) from equity accounted investments, related impairments and expenses	192	129	(24)
Comprehensive income - 100%	576	388	(73)
Share of comprehensive income/(loss) - Group share in equity accounted investments	192	129	(24)
Dividends received from equity accounted investments	181	163	29
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Carrying amount of investments accounted for using the equity method	277	324
Share of operating profit/(loss) of equity accounted investments			(39)
Profit/(loss) from equity accounted investments, related impairments and expenses	(80)	(26)	(39)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(80)	(26)	(39)
Dividends received from equity accounted investments	16	32	31
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Current assets	79	174
Non-current assets	6,023	6,128
Current liabilities	(5,811)	(5,236)
Non-current liabilities	(4,265)	(3,482)
Net assets/(liabilities) - 100%	(3,974)	(2,416)
Net assets/(liabilities) - Group share	(1,987)	(1,208)
Adjustments to net assets related to accounting policy adjustments	357	401
Impairment of the carrying value of the investment in Samarco	(525)	(525)
Additional share of Samarco losses	2,092	1,332
Unrecognised losses	63
Revenue - 100%	30	28	937
Profit/(loss) from Continuing operations - 100%	(1,558)	(1,520)	(2,182)
Share of operating profit/(loss) of equity accounted investments	(823)	(760)	(1,091)
Additional share of Samarco losses	251	588
Unrecognised losses	63
Profit/(loss) from equity accounted investments, related impairments and expenses	(509)	(172)	(2,244)
Comprehensive income - 100%	(1,558)	(1,520)	(2,182)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(509)	(172)	(2,244)
Samarco dam failure provision expense			(628)
Impairment of the carrying value of the investment in Samarco			(525)
Investments accounted for using equity method [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Carrying amount of investments accounted for using the equity method	2,473	2,448
Share of operating profit/(loss) of equity accounted investments			(951)
Profit/(loss) from equity accounted investments, related impairments and expenses	147	272	(2,104)
Share of comprehensive income/(loss) - Group share in equity accounted investments	147	272	(2,104)
Dividends received from equity accounted investments	$ 693	$ 620	293
Samarco dam failure provision expense			(628)
Impairment of the carrying value of the investment in Samarco			$ (525)